PRUDENTIAL SECTOR FUNDS, INC.
(d/b/a Jennison Sector Funds, Inc.)
Gateway Center Three, 4th Floor
Newark, NJ 07102



						November 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

		Re:	Jennison Sector Funds, Inc. (the "Fund")
			(File No. 2-72097)

Ladies and Gentlemen:

	Pursuant to subparagraph (j) of Rule 497 under the Securities
Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 and (ii) that the text of Post-Effective Amendment No. 47 was filed electronically on October 31, 2005.



			JENNISON SECTOR FUNDS, INC.


			By:   /s/ Claudia DiGiacomo
				  Claudia DiGiacomo
				  Vice President and Corporate Counsel